Earnings per share (Schedule of earnings per share) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Weighted average common shares outstanding, Basic	261,858,531	261,462,323
Plus net incremental shares from: Assumed conversion: stock options	358,997	0
Diluted weighted average common shares outstanding	262,217,528	261,462,323